T. ROWE PRICE Institutional Floating Rate Fund
February 28, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 85.2% (1)
Aerospace & Defense 1.9%
Brown Group Holding, FRN, 1M TSFR
+ 3.75%, 8.41%, 7/2/29  7,272 7,266
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 8.218%, 4/6/26  20,226 19,780
KKR Apple Bidco, FRN, 1M TSFR +
2.75%, 7.385%, 9/22/28  21,919 21,773
KKR Apple Bidco, FRN, 1M USD
LIBOR + 5.75%, 10.385%, 9/21/29  4,115 4,006
Peraton, FRN, 1M USD LIBOR +
3.75%, 8.385%, 2/1/28  6,596 6,525
Peraton, FRN, 1M USD LIBOR +
7.75%, 12.651%, 2/1/29  5,795 5,655
Spirit AeroSystems, FRN, 1M TSFR +
4.50%, 9.176%, 1/15/27  13,945 13,939
TransDigm, FRN, 1M TSFR + 3.25%,
7.83%, 2/22/27  905 903
TransDigm, FRN, 3M USD LIBOR +
2.25%, 6.98%, 12/9/25  8,841 8,816
88,663
Airlines 3.3%
AAdvantage Loyalty IP, FRN, 3M USD
LIBOR + 4.75%, 9.558%, 4/20/28  54,355 55,627
American Airlines, FRN, 1M TSFR +
2.75%, 7.939%, 2/15/28  8,410 8,171
Mileage Plus Holdings, FRN, 3M USD
LIBOR + 5.25%, 9.996%, 6/21/27  48,972 50,943
SkyMiles IP, FRN, 3M USD LIBOR +
3.75%, 7.993%, 10/20/27  11,120 11,502
United Airlines, FRN, 3M USD LIBOR +
3.75%, 8.568%, 4/21/28  33,388 33,284
159,527
Automotive 2.1%
Adient U.S., FRN, 1M USD LIBOR +
3.25%, 7.885%, 4/10/28  3,951 3,946
Autokiniton U.S. Holdings, FRN, 1M
USD LIBOR + 4.50%, 9.101%, 4/6/28  5,878 5,819
Clarios Global, FRN, 1M USD LIBOR +
3.25%, 7.885%, 4/30/26  7,445 7,400
Dexko Global, FRN, 1M TSFR + 6.50%,
11.08%, 10/4/28 (2) 1,660 1,577
Dexko Global, FRN, 1M USD LIBOR +
3.75%, 8.48%, 10/4/28  4,066 3,806
Driven Holdings, FRN, 1M USD LIBOR
+ 3.00%, 7.738%, 12/17/28  10,005 9,772
LS Group OpCo Acquistion, FRN,
1M USD LIBOR + 3.25%, 8.064%,
11/2/27 (2) 5,072 5,008
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 4.00%, 8.732%,
5/4/28  27,088 26,179
Wand NewCo 3, FRN, 1M USD LIBOR
+ 3.00%, 7.635%, 2/5/26  39,019 37,523
101,030
Broadcasting 4.1%
Clear Channel Outdoor Holdings, FRN,
3M USD LIBOR + 3.50%, 8.325%,
8/21/26  29,121 27,543
Par/Shares $ Value
(Amounts in 000s)
‡
CMG Media, FRN, 1M USD LIBOR +
3.50%, 8.23%, 12/17/26  33,877 31,777
EW Scripps, FRN, 1M USD LIBOR +
2.75%, 7.32%, 1/7/28  19,527 19,230
Gray Television, FRN, 1M USD LIBOR
+ 3.00%, 7.662%, 12/1/28  10,145 10,020
iHeartCommunications, FRN, 1M USD
LIBOR + 3.00%, 7.635%, 5/1/26 (3) 7,925 7,668
iHeartCommunications, FRN, 1M USD
LIBOR + 3.25%, 7.885%, 5/1/26  31,114 30,191
NEP Group, FRN, 1M USD LIBOR +
3.25%, 7.885%, 10/20/25  5,020 4,697
NEP Group, FRN, 1M USD LIBOR +
7.00%, 11.635%, 10/19/26  3,845 3,140
Neptune Bidco U.S., FRN, 1M TSFR +
5.00%, 9.735%, 4/11/29  23,235 21,318
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 14.485%, 10/11/29 (2)(4) 9,435 9,246
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 7.885%, 3/15/26  4,915 4,874
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 7.885%, 1/31/29  19,590 19,296
Univision Communications, FRN, 3M
TSFR + 4.25%, 8.83%, 6/24/29  6,161 6,148
195,148
Building Products 0.8%
Chariot Buyer, FRN, 1M USD LIBOR +
3.25%, 7.885%, 11/3/28  9,947 9,571
CP Atlas Buyer, FRN, 1M TSFR +
3.50%, 8.218%, 11/23/27  2,422 2,213
Hunter Douglas, FRN, 3M TSFR +
3.50%, 8.373%, 2/26/29  11,953 10,941
Specialty Building Products Holdings,
FRN, 1M USD LIBOR + 3.25%,
7.867%, 10/15/28  5,109 4,864
SRS Distribution, FRN, 1M USD LIBOR
+ 3.50%, 8.135%, 6/2/28  6,480 6,262
SRS Distribution, FRN, 3M TSFR +
3.25%, 7.968%, 6/2/28  2,409 2,323
Summit Materials, FRN, 1M TSFR +
3.00%, 7.608%, 12/14/27  1,285 1,283
37,457
Cable Operators 1.1%
Altice France, FRN, 1M TSFR + 5.50%,
10.17%, 8/31/28  28,524 27,597
Altice France, FRN, 3M USD LIBOR +
3.00%, 1/31/26 (3) 4,659 4,504
Directv Financing, FRN, 1M USD
LIBOR + 5.00%, 9.635%, 8/2/27  14,927 14,501
Radiate Holdco, FRN, 1M USD LIBOR
+ 3.25%, 7.885%, 9/25/26  7,656 6,338
52,940
Chemicals 1.8%
Aruba Investments Holdings, FRN,
1M USD LIBOR + 3.75%, 8.385%,
11/24/27  13,307 13,091
Aruba Investments Holdings, FRN,
1M USD LIBOR + 7.75%, 12.385%,
11/24/28  6,140 5,526

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Avient, FRN, 1M TSFR + 3.25%,
7.926%, 8/29/29  5,288 5,289
Axalta Coating Systems U.S. Holdings,
FRN, 1M TSFR + 3.00%, 7.506%,
12/20/29  10,435 10,472
CP Iris Holdco I, FRN, 1M USD LIBOR
+ 3.50%, 7.495%, 10/2/28 (5) 8,824 8,062
CP Iris Holdco I, FRN, 1M USD LIBOR
+ 7.00%, 11.635%, 10/1/29 (2) 1,480 1,199
HB Fuller, FRN, 1M TSFR + 2.50%,
7.118%, 2/8/23  4,680 4,706
Nouryon USA, FRN, 1M USD LIBOR +
2.75%, 7.526%, 10/1/25  16,726 16,609
Vibrantz Technologies, FRN, 3M TSFR
+ 4.25%, 9.076%, 4/23/29  6,623 5,680
WR Grace Holdings, FRN, 3M USD
LIBOR + 3.75%, 8.50%, 9/22/28  15,844 15,737
86,371
Consumer Products 0.2%
Hanesbrands, FRN, 1M TSFR + 3.75%,
2/14/30 (3) 5,735 5,728
Life Time, FRN, 3M USD LIBOR +
4.75%, 9.385%, 12/16/24  6,144 6,134
11,862
Container 1.2%
Charter Next Generation, FRN,
3M USD LIBOR + 3.75%, 8.482%,
12/1/27 (3) 56,073 55,100
55,100
Energy 1.6%
Brazos Delaware II, FRN, 1M TSFR +
3.75%, 8.315%, 2/11/30  9,190 9,127
CQP Holdco, FRN, 3M USD LIBOR +
3.50%, 8.226%, 6/5/28  8,457 8,437
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 4.50%, 9.158%, 9/19/29 (3) 12,770 12,701
Medallion Midland Acquisition, FRN,
3M USD LIBOR + 3.75%, 8.592%,
10/18/28  22,169 22,100
Prairie ECI Acquiror, FRN, 1M USD
LIBOR + 4.75%, 9.385%, 3/11/26  20,845 20,524
Whitewater Whistler Holdings, FRN,
1M TSFR + 3.25%, 1/25/30 (3) 2,700 2,693
75,582
Entertainment & Leisure 4.5%
Delta 2, FRN, 1M TSFR + 3.25%,
7.868%, 1/15/30  34,583 34,644
Motion Finco, FRN, 3M USD LIBOR +
3.25%, 7.98%, 11/12/26 (3) 15,097 14,796
NCL Corp., FRN, 3M TSFR + 2.25%,
6.782%, 1/10/24 (2) 4,285 4,114
Pug, FRN, 1M USD LIBOR + 4.25%,
8.885%, 2/12/27  15,549 12,206
SeaWorld Parks & Entertainment, FRN,
1M USD LIBOR + 3.00%, 7.688%,
8/25/28  37,974 37,815
SMG U.S. Midco 2, FRN, 1M USD
LIBOR + 2.50%, 7.325%, 1/23/25  7,307 7,220
UFC Holdings, FRN, 3M USD LIBOR +
2.75%, 7.57%, 4/29/26  80,831 80,494
Par/Shares $ Value
(Amounts in 000s)
‡
William Morris Endeavor
Entertainment, FRN, 3M USD LIBOR +
2.75%, 7.39%, 5/18/25  24,380 24,237
215,526
Financial 12.6%
Acrisure, FRN, 1M TSFR + 5.75%,
10.447%, 2/15/27  30,570 30,570
Acrisure, FRN, 1M USD LIBOR +
3.50%, 8.135%, 2/15/27  8,172 7,796
Acrisure, FRN, 1M USD LIBOR +
3.75%, 8.385%, 2/15/27  17,701 16,932
Acrisure, FRN, 1M USD LIBOR +
4.25%, 8.885%, 2/15/27  19,072 18,333
Advisor Group Holdings, FRN, 1M USD
LIBOR + 4.50%, 9.135%, 7/31/26  4,016 4,009
Alliant Holdings Intermediate, FRN, 1M
TSFR + 3.50%, 8.06%, 11/5/27  8,579 8,461
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.50%, 8.092%, 11/5/27  34,928 34,479
Allspring Buyer, FRN, 3M TSFR +
3.75%, 8.33%, 11/1/28 (2) 1,771 1,771
Allspring Buyer, FRN, 3M USD LIBOR
+ 3.00%, 7.75%, 11/1/28  3,517 3,495
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
2.75%, 7.385%, 5/15/26 (2) 2,012 1,951
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
3.50%, 8.135%, 3/11/28 (2) 3,416 3,229
Aretec Group, FRN, 1M TSFR + 4.25%,
8.968%, 10/1/25  41,849 41,221
Armor Holdco, FRN, 3M USD LIBOR +
4.50%, 9.541%, 12/11/28  7,485 7,490
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.118%, 2/12/27  19,223 18,790
AssuredPartners, FRN, 1M TSFR +
4.25%, 8.868%, 2/12/27  9,716 9,682
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 8.135%, 2/12/27  21,728 21,239
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 8.135%, 2/12/27  8,138 7,956
Citadel Securities, FRN, 1M TSFR +
3.00%, 7.732%, 2/2/28  5,656 5,649
Citco Funding, FRN, 1M TSFR +
3.50%, 8.169%, 4/27/28 (2) 6,399 6,391
Claros Mortgage Trust, FRN, 1M TSFR
+ 4.50%, 9.164%, 8/9/26  5,258 5,199
Edelman Financial Engines Center,
FRN, 1M USD LIBOR + 3.50%,
8.135%, 4/7/28  5,299 5,156
Edelman Financial Engines Center,
FRN, 1M USD LIBOR + 6.75%,
11.385%, 7/20/26  8,584 8,339
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 8.368%, 2/24/25 (2) 8,598 8,534
Focus Financial Partners, FRN, 1M
TSFR + 3.25%, 7.868%, 6/30/28  14,204 14,113
HUB International, FRN, 1M TSFR +
4.00%, 8.728%, 11/10/29  15,685 15,661
HUB International, FRN, 1M USD
LIBOR + 3.25%, 8.057%, 4/25/25  126,699 126,430

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HUB International, FRN, 3M USD
LIBOR + 3.00%, 7.817%, 4/25/25  7,213 7,189
Jane Street Group, FRN, 1M USD
LIBOR + 2.75%, 7.385%, 1/26/28  8,846 8,796
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 9.27%, 3/27/28 (CAD) (2) 19,608 13,795
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 9.27%, 3/27/28 (CAD) (2) 6,424 4,520
KREF Holdings X, FRN, 1M USD
LIBOR + 3.50%, 8.125%, 9/1/27 (2) 4,718 4,635
Nexus Buyer, FRN, 1M USD LIBOR +
3.75%, 8.385%, 11/9/26  2,495 2,447
Nexus Buyer, FRN, 1M USD LIBOR +
6.25%, 10.885%, 11/5/29  5,240 4,932
Ryan Specialty Group, FRN, 1M TSFR
+ 3.00%, 7.718%, 9/1/27  4,720 4,705
Sedgwick Claims Management
Services, FRN, 1M USD LIBOR +
3.25%, 8.313%, 2/17/28  36,358 36,293
Starwood Property Mortgage, FRN,
1M USD LIBOR + 3.25%, 7.885%,
7/26/26 (2) 1,505 1,497
Tegra118 Wealth Solutions, FRN, 3M
USD LIBOR + 4.00%, 8.563%, 2/18/27  5,870 5,700
USI, FRN, 1M TSFR + 3.75%, 8.33%,
11/22/29  45,381 45,249
USI, FRN, 3M TSFR + 3.25%, 7.98%,
12/2/26  17,126 17,085
VFH Parent, FRN, 1M TSFR + 3.00%,
7.661%, 1/13/29  9,545 9,440
599,159
Food 1.5%
Naked Juice, FRN, 3M TSFR + 6.00%,
10.68%, 1/24/30  16,542 12,572
Primary Products Finance, FRN, 3M
TSFR + 4.00%, 8.743%, 4/1/29  9,555 9,460
Simply Good Foods USA, FRN, 3M
TSFR + 3.25%, 7.961%, 7/7/24  7,519 7,512
Triton Water Holdings, FRN, 3M USD
LIBOR + 3.50%, 8.23%, 3/31/28  9,132 8,483
Woof Holdings, FRN, 3M USD LIBOR +
3.75%, 8.342%, 12/21/27 (2) 12,510 11,978
Woof Holdings, FRN, 3M USD LIBOR +
7.25%, 12.003%, 12/21/28  23,236 20,525
70,530
Gaming 1.3%
Caesars Entertainment, FRN, 1M TSFR
+ 3.25%, 7.968%, 2/6/30  12,715 12,685
Great Canadian Gaming, FRN, 3M
USD LIBOR + 4.00%, 8.753%, 11/1/26  19,895 19,833
HRNI Holdings, FRN, 1M USD LIBOR +
4.25%, 8.885%, 12/11/28  12,597 12,298
Playtika Holding, FRN, 1M USD LIBOR
+ 2.75%, 7.385%, 3/13/28  4,855 4,799
Scientific Games Holdings, FRN, 3M
TSFR + 3.50%, 8.103%, 4/4/29  4,757 4,673
Par/Shares $ Value
(Amounts in 000s)
‡
Scientific Games International, FRN,
1M TSFR + 3.00%, 7.662%, 4/14/29  9,803 9,754
64,042
Health Care 11.3%
AthenaHealth Group, FRN, 1M TSFR +
3.50%, 7.563%, 2/15/29 (5) 47,687 43,991
Auris Luxembourg III, FRN, 6M USD
LIBOR + 3.75%, 8.678%, 2/27/26  10,954 10,002
Azalea Topco, FRN, 1M TSFR + 3.75%,
8.468%, 7/24/26 (2) 8,434 7,896
Azalea Topco, FRN, 1M USD LIBOR +
3.50%, 8.135%, 7/24/26  16,215 15,154
Azalea Topco, FRN, 1M USD LIBOR +
3.75%, 8.32%, 7/24/26  16,237 15,156
CHG Healthcare Services, FRN, 1M
USD LIBOR + 3.25%, 7.82%, 9/29/28  3,879 3,853
Eyecare Partners, FRN, 3M USD
LIBOR + 6.75%, 11.48%, 11/15/29  815 657
Gainwell Acquisition, FRN, 3M USD
LIBOR + 4.00%, 8.73%, 10/1/27  56,777 54,662
Heartland Dental, FRN, 1M TSFR +
5.00%, 9.618%, 4/30/25  7,463 7,127
Heartland Dental, FRN, 1M USD
LIBOR + 4.00%, 8.635%, 4/30/25  12,710 12,016
Heartland Dental, FRN, 3M USD
LIBOR + 3.75%, 8.385%, 4/30/25  7,764 7,324
ICON Luxembourg, FRN, 3M USD
LIBOR + 2.25%, 7.00%, 7/3/28  9,697 9,681
Insulet, FRN, 1M TSFR + 3.25%,
7.982%, 5/4/28 (3) 44,552 44,441
Maravai Intermediate Holdings, FRN,
3M TSFR + 3.00%, 7.633%, 10/19/27  9,597 9,558
MED ParentCo, FRN, 1M USD LIBOR +
4.25%, 8.885%, 8/31/26  8,931 7,931
MED ParentCo, FRN, 1M USD LIBOR +
8.25%, 12.885%, 8/30/27  9,050 6,938
Medline Borrower, FRN, 1M USD
LIBOR + 3.25%, 7.885%, 10/23/28  18,397 17,723
National Mentor Holdings, FRN, 3M
USD LIBOR + 7.25%, 11.98%, 3/2/29  13,020 8,007
Netsmart, FRN, 1M USD LIBOR +
4.00%, 8.635%, 10/1/27  3,959 3,916
Organon, FRN, 3M USD LIBOR +
3.00%, 7.978%, 6/2/28  7,279 7,188
Padagis, FRN, 3M USD LIBOR +
4.75%, 9.538%, 7/6/28  1,173 1,077
PetVet Care Centers, FRN, 1M TSFR +
5.00%, 9.618%, 2/14/25  18,430 17,739
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.25%, 7.885%, 2/14/25  3,039 2,879
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 8.135%, 2/14/25  55,113 52,482
PetVet Care Centers, FRN, 3M USD
LIBOR + 2.75%, 7.385%, 2/14/25  2,696 2,554
PetVet Care Centers, FRN, 3M USD
LIBOR + 6.25%, 10.82%, 2/13/26  27,663 24,655
Phoenix Newco, FRN, 1M USD LIBOR
+ 3.25%, 7.82%, 11/15/28  22,802 22,311
Phoenix Newco, FRN, 3M USD LIBOR
+ 6.50%, 11.135%, 11/15/29  24,535 23,063

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Project Ruby Ultimate Parent, FRN, 1M
USD LIBOR + 3.25%, 7.885%, 3/10/28  13,226 12,831
SAM Bidco, FRN, 1M TSFR + 4.75%,
9.33%, 12/30/27 (2) 16,273 15,907
Select Medical, FRN, 1M USD LIBOR +
2.50%, 7.14%, 3/6/25  5,501 5,472
Southern Veterinary Partners, FRN, 1M
USD LIBOR + 4.00%, 8.635%, 10/5/27  5,128 4,974
Sunshine Luxembourg VII, FRN, 3M
USD LIBOR + 3.75%, 8.48%, 10/1/26  19,413 18,858
Surgery Center Holdings, FRN,
1M USD LIBOR + 3.75%, 8.36%,
8/31/26 (3) 24,411 24,211
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 8.635%, 10/22/26  16,701 16,638
538,872
Information Technology 12.2%
Applied Systems, FRN, 1M TSFR +
4.50%, 9.08%, 9/18/26  51,571 51,687
Applied Systems, FRN, 3M USD LIBOR
+ 6.75%, 11.33%, 9/17/27  41,948 42,000
AppLovin, FRN, 3M TSFR + 3.10%,
7.693%, 10/25/28  9,669 9,560
Boxer Parent, FRN, 1M USD LIBOR +
3.75%, 8.385%, 10/2/25  28,319 27,937
Boxer Parent, FRN, 1M USD LIBOR +
5.50%, 10.135%, 2/27/26 (3) 11,040 10,730
CCC Intelligent Solutions, FRN, 3M
USD LIBOR + 2.25%, 6.885%, 9/21/28  4,298 4,248
Central Parent, FRN, 3M TSFR +
4.50%, 9.08%, 7/6/29  50,315 50,121
Ciena, FRN, 1M TSFR + 2.50%,
7.063%, 1/18/30  4,940 4,928
Cloud Software Group, FRN, 3M TSFR
+ 4.50%, 9.18%, 3/30/29  9,010 8,345
ConnectWise, FRN, 3M USD LIBOR +
3.50%, 8.135%, 9/29/28  7,836 7,429
Conservice Midco, FRN, 1M USD
LIBOR + 4.25%, 8.885%, 5/13/27  3,320 3,271
Delta Topco, FRN, 3M USD LIBOR +
7.25%, 12.156%, 12/1/28  7,620 6,591
ECI Macola, FRN, 3M USD LIBOR +
3.75%, 8.48%, 11/9/27  15,673 15,364
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 7.885%, 7/30/27  77,463 75,809
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 12.385%, 7/31/28  16,791 16,707
Gen Digital, FRN, 1M TSFR + 1.75%,
9/10/27 (3) 9,935 9,736
Go Daddy Operating, FRN, 1M TSFR +
3.25%, 7.868%, 11/9/29  6,225 6,226
Hyland Software, FRN, 1M USD LIBOR
+ 3.50%, 8.135%, 7/1/24  7,510 7,484
Hyland Software, FRN, 1M USD LIBOR
+ 6.25%, 10.885%, 7/7/25  14,416 13,783
Infinite Bidco, FRN, 3M USD LIBOR +
3.25%, 7.98%, 3/2/28  3,984 3,851
Infinite Bidco, FRN, 3M USD LIBOR +
7.00%, 11.73%, 3/2/29  7,387 6,593
Par/Shares $ Value
(Amounts in 000s)
‡
Magnite, FRN, 1M USD LIBOR +
5.00%, 9.758%, 4/28/28  4,621 4,405
McAfee, FRN, 1M TSFR + 3.75%,
8.515%, 3/1/29  15,732 14,729
MH Sub I, FRN, 1M TSFR + 6.25%,
10.868%, 2/23/29  12,710 11,683
MH Sub I, FRN, 1M USD LIBOR +
3.75%, 8.385%, 9/13/24  25,098 24,887
MH Sub I, FRN, 3M USD LIBOR +
3.75%, 8.385%, 9/13/24  12,353 12,249
Proofpoint, FRN, 3M USD LIBOR +
3.25%, 7.985%, 8/31/28  4,000 3,882
Proofpoint, FRN, 3M USD LIBOR +
6.25%, 10.885%, 8/31/29  5,820 5,587
RealPage, FRN, 1M USD LIBOR +
3.00%, 7.635%, 4/24/28  28,441 27,510
RealPage, FRN, 1M USD LIBOR +
6.50%, 11.135%, 4/23/29  24,805 23,782
S2P Acquisition Borrower, FRN, 3M
USD LIBOR + 4.00%, 8.718%, 8/14/26  3,678 3,656
Sophia, FRN, 1M TSFR + 4.25%,
8.868%, 10/7/27  12,597 12,447
Sophia, FRN, 3M USD LIBOR + 3.50%,
8.23%, 10/7/27  30,461 29,960
Sovos Compliance, FRN, 1M USD
LIBOR + 4.50%, 9.135%, 8/11/28  4,075 3,892
Storable, FRN, 1M TSFR + 3.50%,
8.175%, 4/17/28  3,758 3,662
Tenable, FRN, 3M USD LIBOR +
2.75%, 7.575%, 7/7/28  2,033 2,014
Uber Technologies, FRN, 1M TSFR +
2.75%, 2/27/30 (3) 11,815 11,785
578,530
Lodging 0.6%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 3.75%, 8.385%, 2/2/26  12,883 12,194
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 4.75%, 9.342%, 2/2/26  8,302 7,872
Four Seasons Hotels, FRN, 1M TSFR +
3.25%, 7.968%, 11/30/29  2,555 2,564
Playa Resorts Holding, FRN, 1M TSFR
+ 4.25%, 8.814%, 1/5/29  4,500 4,485
27,115
Manufacturing 3.8%
Engineered Machinery Holdings,
FRN, 3M USD LIBOR + 3.50%, 8.23%,
5/19/28  27,498 27,246
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 6.00%, 10.73%,
5/21/29 (2) 19,666 18,191
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 6.50%, 11.23%,
5/21/29  9,917 9,198
Filtration Group, FRN, 1M USD LIBOR
+ 3.50%, 8.135%, 10/21/28  32,120 31,599
Filtration Group, FRN, 3M EURIBOR +
3.50%, 5.929%, 3/31/25 (EUR)  5,431 5,687
Filtration Group, FRN, 3M USD LIBOR
+ 3.00%, 7.635%, 3/31/25  50,860 50,682

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
LTI Holdings, FRN, 1M USD LIBOR +
3.50%, 8.135%, 9/6/25  796 768
LTI Holdings, FRN, 1M USD LIBOR +
4.75%, 9.385%, 7/24/26  4,098 3,982
LTI Holdings, FRN, 1M USD LIBOR +
6.75%, 11.385%, 9/6/26  1,503 1,338
Madison IAQ, FRN, 3M USD LIBOR +
3.25%, 7.988%, 6/21/28  7,366 7,005
Pro Mach Group, FRN, 1M TSFR +
5.00%, 9.718%, 8/31/28  2,410 2,401
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 8.635%, 8/31/28  12,550 12,503
SRAM, FRN, 1M USD LIBOR + 2.75%,
7.385%, 5/18/28 (2) 8,973 8,883
179,483
Metals & Mining 0.1%
Grinding Media, FRN, 1M USD LIBOR
+ 4.00%, 8.048%, 10/12/28 (2) 4,201 3,928
3,928
Restaurants 1.6%
Dave & Buster's, FRN, 1M TSFR +
5.00%, 9.75%, 6/29/29  20,911 20,969
IRB Holding, FRN, 1M TSFR + 3.00%,
7.687%, 12/15/27 (3) 38,269 37,743
MIC Glen, FRN, 1M USD LIBOR +
6.75%, 11.385%, 7/20/29  3,945 3,626
Tacala Investment, FRN, 1M USD
LIBOR + 3.50%, 8.135%, 2/5/27  4,215 4,114
Tacala Investment, FRN, 1M USD
LIBOR + 7.50%, 12.135%, 2/4/28  8,557 7,862
74,314
Retail 1.1%
At Home Group, FRN, 3M USD LIBOR
+ 4.25%, 9.004%, 7/24/28  15,535 12,722
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.50%, 8.125%, 11/8/27  9,679 9,495
CNT Holdings I, FRN, 1M USD LIBOR
+ 6.75%, 11.375%, 11/6/28  5,620 5,339
PetSmart, FRN, 1M TSFR + 3.75%,
8.468%, 2/11/28  27,392 27,295
54,851
Satellites 1.3%
Intelsat Jackson Holdings, FRN, 6M
TSFR + 4.25%, 2/1/29 (3) 11,315 11,174
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.50%, 7.218%, 11/4/26 (3) 38,636 38,572
Maxar Technologies, FRN, 1M TSFR +
4.25%, 8.968%, 6/14/29  8,115 8,126
Xplornet Communications, FRN,
1M USD LIBOR + 7.00%, 11.57%,
10/1/29 (2) 5,175 3,312
61,184
Services 9.8%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 4.50%, 8.884%,
10/28/27  8,812 7,220
AG Group Holdings, FRN, 1M TSFR +
4.00%, 8.705%, 12/29/28 (2) 4,752 4,693
Albion Financing 3, FRN, 3M USD
LIBOR + 5.25%, 10.065%, 8/17/26  12,826 12,385
Par/Shares $ Value
(Amounts in 000s)
‡
Allied Universal Holdco, FRN, 1M USD
LIBOR + 3.75%, 8.468%, 5/12/28  3,691 3,552
Anticimex Global, FRN, 3M USD
LIBOR + 3.50%, 8.453%, 11/16/28  5,228 5,158
Anticimex Global, FRN, 3M USD
LIBOR + 4.00%, 8.953%, 11/16/28  4,052 4,020
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 8.118%, 12/11/28  23,587 22,109
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 10.385%, 12/10/29  41,876 36,301
Camelot Finance, FRN, 1M USD
LIBOR + 3.00%, 7.635%, 10/30/26  1,060 1,055
Ceridian HCM Holding, FRN, 1M USD
LIBOR + 2.50%, 7.135%, 4/30/25  4,107 4,090
CoreLogic, FRN, 1M USD LIBOR +
6.50%, 11.188%, 6/4/29  16,720 12,408
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 3.75%,
8.385%, 3/31/28  7,337 7,161
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 6.75%,
11.385%, 3/30/29  4,240 3,752
Dun & Bradstreet, FRN, 1M USD
LIBOR + 3.25%, 7.867%, 2/6/26  4,857 4,842
EG America, FRN, 3M USD LIBOR +
4.00%, 8.73%, 2/7/25  13,750 12,822
EG America, FRN, 3M USD LIBOR +
4.25%, 8.98%, 3/31/26  7,000 6,528
EG Finco, FRN, 3M EURIBOR + 7.00%,
9.752%, 4/30/27 (EUR)  14,090 12,295
Fugue Finance, FRN, 1M TSFR +
4.50%, 1/31/28 (3) 2,225 2,222
GFL Environmental, FRN, 1M TSFR +
3.00%, 7.718%, 5/28/27  22,201 22,220
Mermaid Bidco, FRN, 3M USD LIBOR
+ 3.50%, 8.296%, 12/22/27 (2) 8,883 8,706
Prime Security Services Borrower,
FRN, 3M USD LIBOR + 2.75%,
7.517%, 9/23/26  1,844 1,839
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 8.135%, 5/30/26  5,665 5,589
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 8.135%, 6/1/26  3,241 3,200
Renaissance Holdings, FRN, 1M TSFR
+ 4.50%, 9.065%, 3/30/29  10,093 9,931
Renaissance Holdings, FRN, 1M USD
LIBOR + 7.00%, 11.635%, 5/29/26  4,275 4,063
Renaissance Holdings, FRN, 3M USD
LIBOR + 3.25%, 7.885%, 5/30/25  10,413 10,174
Sabre GLBL, FRN, 1M TSFR + 4.25%,
8.968%, 6/30/28  6,432 5,859
Sabre GLBL, FRN, 1M TSFR + 5.00%,
9.718%, 6/30/28  6,943 6,352
Skopima Consilio Parent, FRN, 1M
USD LIBOR + 4.00%, 8.635%, 5/12/28  4,579 4,368
Staples, FRN, 3M USD LIBOR + 5.00%,
9.814%, 4/16/26  20,319 18,786
TK Elevator U.S. Newco, FRN, 6M USD
LIBOR + 3.50%, 8.602%, 7/30/27  9,766 9,539
TruGreen, FRN, 1M USD LIBOR +
4.00%, 8.635%, 11/2/27  1,426 1,305

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TruGreen, FRN, 1M USD LIBOR +
8.50%, 13.325%, 11/2/28 (2) 13,577 9,640
UKG, FRN, 3M USD LIBOR + 3.25%,
8.032%, 5/4/26  53,938 52,805
UKG, FRN, 3M USD LIBOR + 5.25%,
10.032%, 5/3/27  119,805 116,310
USIC Holdings, FRN, 1M USD LIBOR +
3.50%, 8.135%, 5/12/28  4,356 4,219
USIC Holdings, FRN, 1M USD LIBOR +
6.50%, 11.135%, 5/14/29  7,445 6,849
464,367
Utilities 2.8%
Brookfield WEC Holdings, FRN, 1M
TSFR + 3.75%, 8.368%, 8/1/25  19,019 18,992
Brookfield WEC Holdings, FRN, 1M
USD LIBOR + 2.75%, 7.385%, 8/1/25  12,963 12,905
Covanta Holding, FRN, 1M TSFR +
2.50%, 7.118%, 11/30/28  6,842 6,818
Exgen Renewables IV, FRN, 3M USD
LIBOR + 2.50%, 7.46%, 12/15/27  15,243 15,191
PG&E, FRN, 1M USD LIBOR + 3.00%,
7.688%, 6/23/25  40,334 40,132
Pike, FRN, 1M TSFR + 3.50%, 8.118%,
1/21/28  4,878 4,864
Pike, FRN, 1M USD LIBOR + 3.00%,
7.64%, 1/21/28  13,564 13,480
TerraForm Power Operating, FRN, 3M
TSFR + 2.75%, 7.43%, 5/21/29  23,379 23,335
135,717
Wireless Communications 2.6%
Asurion, FRN, 1M TSFR + 4.25%,
8.912%, 8/19/28  8,183 7,696
Asurion, FRN, 1M USD LIBOR +
3.25%, 7.885%, 12/23/26  10,861 10,322
Asurion, FRN, 1M USD LIBOR +
3.25%, 7.885%, 7/31/27  6,241 5,810
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.885%, 1/31/28  29,995 25,526
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.885%, 1/20/29 (3) 68,310 58,132
Asurion, FRN, 3M TSFR + 4.00%,
8.68%, 8/19/28  7,890 7,383
CCI Buyer, FRN, 3M TSFR + 4.00%,
8.58%, 12/17/27  6,847 6,725
121,594
Total Bank Loans (Cost $4,146,283) 4,052,892
CONVERTIBLE PREFERRED STOCKS 0.2%
Energy 0.1%
NuStar Energy, VR, 10.75% (6)(7) 140 4,132
4,132
Par/Shares $ Value
(Amounts in 000s)
‡
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,857 (4)(8) 3 2,710
2,710
Total Convertible Preferred Stocks
(Cost $6,479) 6,842
CORPORATE BONDS 9.0%
Aerospace & Defense 0.2%
TransDigm, 6.75%, 8/15/28 (7) 8,465 8,412
8,412
Airlines 0.5%
American Airlines, 5.50%, 4/20/26 (7) 4,935 4,812
American Airlines, 11.75%, 7/15/25 (7) 14,220 15,571
Mileage Plus Holdings, 6.50%,
6/20/27 (7) 2,673 2,666
United Airlines, 4.625%, 4/15/29 (7) 3,385 3,004
26,053
Automotive 1.5%
Adient Global Holdings, 4.875%,
8/15/26 (7) 7,805 7,219
Ford Motor Credit, 4.063%, 11/1/24  5,915 5,661
Ford Motor Credit, 5.584%, 3/18/24  5,635 5,596
Ford Motor Credit, FRN, SOFR +
2.95%, 7.39%, 3/6/26  15,635 15,772
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 10.164%, 10/15/26 (7) 39,265 38,480
72,728
Banking 0.1%
Morgan Stanley, FRN, SOFR + 1.165%,
5.696%, 4/17/25  7,040 7,059
7,059
Broadcasting 0.4%
Clear Channel Outdoor Holdings,
5.125%, 8/15/27 (7) 5,915 5,279
iHeartCommunications, 5.25%,
8/15/27 (7) 1,075 934
Neptune Bidco U.S., 9.29%,
4/15/29 (7) 3,950 3,723
Townsquare Media, 6.875%, 2/1/26 (7) 11,502 10,539
20,475
Cable Operators 0.5%
Altice France Holding, 10.50%,
5/15/27 (7) 17,455 14,553
Radiate Holdco, 4.50%, 9/15/26 (7) 13,730 10,298
24,851
Chemicals 0.3%
Avient, 5.75%, 5/15/25 (7) 9,805 9,633
Kobe U.S. Midco 2, 9.25%, 11/1/26,
(9.25% Cash or 10.00% PIK) (7)(9) 4,922 3,667
13,300
Energy 0.2%
NGL Energy Operating, 7.50%,
2/1/26 (7) 10,560 10,058
Tallgrass Energy Partners, 6.00%,
3/1/27 (7) 665 617

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tallgrass Energy Partners, 7.50%,
10/1/25 (7) 1,095 1,087
11,762
Entertainment & Leisure 0.6%
Carnival, 9.875%, 8/1/27 (7) 2,800 2,842
Cedar Fair, 5.50%, 5/1/25 (7) 5,060 4,997
Cinemark USA, 5.875%, 3/15/26 (7) 8,390 7,656
Cinemark USA, 8.75%, 5/1/25 (7) 3,100 3,162
Live Nation Entertainment, 4.875%,
11/1/24 (7) 4,985 4,848
NCL, 8.375%, 2/1/28 (7) 3,095 3,149
26,654
Financial 1.6%
Acrisure, 7.00%, 11/15/25 (7) 2,815 2,646
Acrisure, 10.125%, 8/1/26 (7) 10,995 10,968
Advisor Group Holdings, 10.75%,
8/1/27 (7) 4,345 4,475
AG Issuer, 6.25%, 3/1/28 (7) 5,310 4,978
AG TTMT Escrow Issuer, 8.625%,
9/30/27 (7) 3,590 3,644
Alliant Holdings Intermediate, 6.75%,
10/15/27 (7) 7,495 6,820
Alliant Holdings Intermediate, 6.75%,
4/15/28 (7) 9,720 9,489
Aretec Escrow Issuer, 7.50%,
4/1/29 (7) 8,005 6,994
AssuredPartners, 7.00%, 8/15/25 (7) 2,622 2,570
GTCR AP Finance, 8.00%, 5/15/27 (7) 6,305 6,053
HUB International, 7.00%, 5/1/26 (7) 9,970 9,821
Ryan Specialty Group, 4.375%,
2/1/30 (7) 895 764
USI, 6.875%, 5/1/25 (7) 4,755 4,666
73,888
Gaming 0.2%
Caesars Entertainment, 7.00%,
2/15/30 (7) 6,570 6,594
International Game Technology, 6.50%,
2/15/25 (7) 1,910 1,915
8,509
Health Care 0.4%
CHS, 8.00%, 12/15/27 (7) 5,725 5,553
HCA, 5.375%, 2/1/25  5,730 5,673
Medline Borrower, 3.875%, 4/1/29 (7) 6,455 5,358
16,584
Lodging 0.2%
Hilton Domestic Operating, 5.375%,
5/1/25 (7) 10,040 9,940
9,940
Manufacturing 0.2%
Sensata Technologies, 5.00%,
10/1/25 (7) 8,170 7,986
Sensata Technologies, 5.625%,
11/1/24 (7) 2,970 2,922
10,908
Metals & Mining 0.1%
Big River Steel, 6.625%, 1/31/29 (7) 3,603 3,513
3,513
Satellites 0.4%
Connect Finco, 6.75%, 10/1/26 (7) 9,030 8,398
Par/Shares $ Value
(Amounts in 000s)
‡
Intelsat Jackson Holdings, 6.50%,
3/15/30 (7) 7,115 6,190
Maxar Technologies, 7.75%,
6/15/27 (7) 5,775 6,042
20,630
Services 0.6%
Allied Universal Holdco, 6.625%,
7/15/26 (7) 7,395 7,007
Allied Universal Holdco, 9.75%,
7/15/27 (7) 5,250 4,810
eG Global Finance, 8.50%,
10/30/25 (7) 790 699
Presidio Holdings, 8.25%, 2/1/28 (7) 4,688 4,471
Sabre GLBL, 9.25%, 4/15/25 (7) 4,445 4,373
Sabre GLBL, 11.25%, 12/15/27 (7) 4,945 4,927
26,287
Telephones 0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 5.233%, 3/20/26  9,405 9,405
9,405
Utilities 0.7%
NextEra Energy Operating Partners,
4.25%, 7/15/24 (7) 5,635 5,438
Vistra, VR, 7.00% (6)(7)(10) 21,350 19,962
Vistra Operations, 5.125%, 5/13/25 (7) 7,400 7,186
32,586
Wireless Communications 0.1%
Sprint, 7.125%, 6/15/24  5,635 5,698
5,698
Total Corporate Bonds (Cost
$449,919) 429,242
EQUITY MUTUAL FUNDS 0.2%
SPDR Blackstone / GSO Senior Loan
ETF  235 9,821
Total Equity Mutual Funds (Cost
$9,798) 9,821
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Government Reserve
Fund, 4.60% (11)(12) 208,680 208,680
208,680

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 4.327%, 4/6/23  2,600 2,589
2,589
Total Short-Term Investments (Cost
$211,269) 211,269
Total Investments in
Securities 99.0%
(Cost $4,823,748) $ 4,710,066
Other Assets Less Liabilities 1.0% 47,394
Net Assets 100.0% $ 4,757,460
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2023, were $6,545 and were valued at $6,519 (0.1% of net assets).
(6) Perpetual security with no stated maturity date.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $378,510 and represents
8.0% of net assets.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,710 and represents 0.1% of net assets.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 4.383% (SOFR) at Maturity, 3/20/23 24,570 1,586 — 1,586
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 4.383% (SOFR) at Maturity, 6/20/23 31,200 1,185 — 1,185
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 4.383% (SOFR) at Maturity, 3/20/23 16,315 998 — 998
Total Bilateral Total Return Swaps — 3,769
Total Bilateral Swaps — 3,769

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 28,607 EUR 26,640 $ 300
Canadian Imperial Bank of Commerce 4/21/23 USD 9,245 CAD 12,338 199
RBC Dominion Securities 4/21/23 USD 9,218 CAD 12,337 171
Net unrealized gain (loss) on open forward
currency exchange contracts $ 670

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ —# $ — $ 5,598+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government Reserve Fund, 4.60% $ 524,043  ¤  ¤ $ 208,680^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5,598 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $208,680.

T. ROWE PRICE Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Institutional Floating Rate Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2023, totaled $(2,188,000) for the period ended February 28, 2023. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of February 28, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 429,242 $ — $ 429,242
Bank Loans — 3,892,291 160,601 4,052,892
Convertible Preferred Stocks — 6,842 — 6,842
Equity Mutual Funds 9,821 — — 9,821
Short-Term Investments 208,680 2,589 — 211,269
Total Securities 218,501 4,330,964 160,601 4,710,066
Swaps — 3,769 — 3,769
Forward Currency Exchange Contracts — 670 — 670
Total $ 218,501 $ 4,335,403 $ 160,601 $ 4,714,505
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/23
Investment in Securities
Bank Loans $ 288,785 $ (8,026) $ 42,579 $ (178,801) $ 134,768 $ (118,704) $ 160,601

T. ROWE PRICE Institutional Floating Rate Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E170-054Q3 02/23